STOCKHOLDERS' DEFICIT (Schedule of stock option activity) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Stock options outstanding, beginning of period	600,000
Issued	3,080,000	600,000
Exercised
Expired
Stock options outstanding, end of period	3,680,000	600,000
Stock options exercisable, end of period	3,680,000	600,000
Weighted Average Exercise Price
Stock options outstanding, beginning of period	$ 0.70
Issued	0.20	0.70
Exercised
Expired
Stock options outstanding, end of period	0.28	0.70
Stock options exercisable, end of period	$ 0.28	$ 0.70
Weighted Average Remaining Life (Years)
Stock options outstanding, beginning of period	8 years 10 months 24 days	9 years 9 months 18 days	9 years 9 months 18 days
Stock options Issued, end of period		10 years
Stock options exercisable, end of period	8 years 10 months 24 days